Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul. 29, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Jul. 29, 2014
Hodges Fund | Retail Class
Risk/Return:
Trading Symbol	HDPMX
Hodges Fund | Institutional Class
Risk/Return:
Trading Symbol	HDPIX
Hodges Small Cap Fund | Retail Class
Risk/Return:
Trading Symbol	HDPSX
Hodges Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	HDSIX
Hodges Small Intrinsic Value Fund | Retail Class
Risk/Return:
Trading Symbol	HDSVX
Hodges Small-Mid Cap Fund | Retail Class
Risk/Return:
Trading Symbol	HDSMX
Hodges Pure Contrarian Fund | Retail Class
Risk/Return:
Trading Symbol	HDPCX
Hodges Blue Chip 25 Fund | Retail Class
Risk/Return:
Trading Symbol	HDPBX
Hodges Equity Income Fund | Retail Class
Risk/Return:
Trading Symbol	HDPEX